UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2014

Date of Reporting Period: 03/31/2014

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 03/31/2014

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
-----------	------------ -------------		-----------
COMMERCIAL PAPER --- 56.52%
$ 648,000 Prudential Financial, Inc.	04/01/2014	0.18%	$ 648,000
640,000 UnitedHealth Group Incorporated	04/01/2014	0.15%	640,000
400,000 UnitedHealth Group Incorporated	04/01/2014	0.17%	400,000
700,000 Bank of Nova Scotia New York Agency
(The)	04/02/2014	0.17%	699,997
1,000,000 Southern Company Funding Corporation	04/03/2014	0.14%	999,992
375,000 UnitedHealth Group Incorporated	04/04/2014	0.14%	374,996
2,000,000 Stanley Black & Decker, Inc.	04/09/2014	0.17%	1,999,924
1,147,000 Toyota Motor Credit Corporation	04/09/2014	0.14%	1,146,964
2,554,000 Rockwell Automation, Inc.	04/10/2014	0.13%	2,553,917
1,400,000 Toyota Motor Credit Corporation	04/10/2014	0.14%	1,399,951
1,217,000 UnitedHealth Group Incorporated	04/14/2014	0.16%	1,216,930
1,000,000 Wisconsin Energy Corporation	04/16/2014	0.16%	999,933
333,000 Prudential plc	04/23/2014	0.13%	332,974
400,000 Southern Company Funding Corporation	04/25/2014	0.11%	399,971
750,000 ConocoPhillips Qatar Funding Ltd.	04/28/2014	0.09%	749,949
2,000,000 Southern Company Funding Corporation	04/30/2014	0.17%	1,999,726
1,500,000 Swedbank	05/01/2014	0.13%	1,499,838
248,000 ING (U.S.) Funding LLC	05/02/2014	0.15%	247,968
1,352,000 BNP Paribas Finance Inc.	05/06/2014	0.15%	1,351,803
1,460,000 BNP Paribas Finance Inc.	05/06/2014	0.15%	1,459,787
500,000 BNP Paribas Finance Inc.	05/06/2014	0.15%	499,927
250,000 Bank of Nova Scotia New York Agency
(The)	05/07/2014	0.20%	249,951
1,340,000 ING (U.S.) Funding LLC	05/07/2014	0.15%	1,339,799
1,521,000 ING (U.S.) Funding LLC	05/07/2014	0.13%	1,520,802
1,265,000 Stanley Black & Decker, Inc.	05/16/2014	0.22%	1,264,652
431,000 Nordea Bank AB	06/02/2014	0.16%	430,881
575,000 ConocoPhillips Qatar Funding Ltd.	06/06/2014	0.14%	574,852
1,500,000 Nordea Bank AB	06/12/2014	0.16%	1,499,520
1,200,000 Nordea Bank AB	06/12/2014	0.16%	1,199,616
500,000 National Australia Funding (Delaware)
Inc.	06/16/2014	0.16%	499,831
1,027,000 Bank of Nova Scotia New York Agency
(The)	06/25/2014	0.19%	1,026,539
2,500,000 Commonwealth Bank of Australia	06/27/2014	0.15%	2,499,094
468,000 Commonwealth Bank of Australia	06/30/2014	0.17%	467,807
900,000 PNC Bank, N.A.	07/01/2014	0.18%	899,590
2,000,000 Prudential Financial, Inc.	08/04/2014	0.21%	1,998,542
450,000 Prudential plc	08/11/2014	0.21%	449,654
250,000 Prudential plc	08/11/2014	0.23%	249,789
1,000,000 Prudential plc	09/11/2014	0.25%	998,868
1,000,000 Prudential plc	10/09/2014	0.37%	998,037
			-----------
TOTAL COMMERCIAL PAPER			39,790,371
			-----------

CORPORATE NOTES --- 11.88%
2,500,000 Wells Fargo & Company, 4.625%	04/15/2014	0.19%	2,504,304
1,625,000 Bank of Montreal, 0.71%(a)	04/29/2014	0.19%	1,625,650
2,795,000 American Express Company, 7.25%	05/20/2014	0.38%	2,821,102
1,398,000 PNC Funding Corp, 5.40%	06/10/2014	0.20%	1,411,912
			-----------
TOTAL CORPORATE NOTES			8,362,968
			-----------

U.S. GOVERNMENT AGNECY SECURITIES --- 20.93%
112,000 Federal Home Loan Banks	04/02/2014	0.07%	112,000
100,000 Federal Home Loan Banks	05/01/2014	0.08%	99,993
2,000,000 Federal Home Loan Banks	05/07/2014	0.08%	1,999,840
100,000 Federal Home Loan Banks	05/21/2014	0.08%	99,989
800,000 Federal Home Loan Banks	05/30/2014	0.07%	799,908
820,000 Federal Home Loan Banks	05/30/2014	0.07%	819,906
2,535,000 Federal Home Loan Banks	05/30/2014	0.08%	2,534,688

500,000 Fannie Mae	06/03/2014	0.07%	499,939
500,000 Federal Home Loan Banks	06/04/2014	0.09%	499,924
1,500,000 Federal Home Loan Banks	06/04/2014	0.07%	1,499,813
600,000 Freddie Mac	06/05/2014	0.07%	599,924
426,000 Federal Home Loan Banks	06/11/2014	0.08%	425,933
100,000 Federal Home Loan Banks	06/13/2014	0.07%	99,986
200,000 Federal Home Loan Banks	06/13/2014	0.08%	199,968
3,000,000 Federal Home Loan Banks	06/13/2014	0.08%	2,999,544
430,000 Federal Home Loan Banks	06/13/2014	0.08%	429,935
100,000 Freddie Mac	06/19/2014	0.08%	99,982
190,000 Federal Home Loan Banks	06/20/2014	0.09%	189,962
122,000 Federal Home Loan Banks	07/01/2014	0.10%	121,969
100,000 Federal Home Loan Banks	07/02/2014	0.10%	99,976
500,000 Federal Home Loan Banks	07/17/2014	0.09%	499,866
			-----------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES			14,733,045
			-----------

U.S. GOVERNMENT SECURITIES --- 11.78%
3,000,000 U.S. Treasury Note, 0.25%	04/30/2014	0.11%	3,000,348
1,000,000 U.S. Treasury Note, 2.625%	06/30/2014	0.07%	1,006,341
1,000,000 U.S. Treasury Note, 0.625%	07/15/2014	0.07%	1,001,604
2,000,000 U.S. Treasury Note, 2.625%	07/31/2014	0.08%	2,017,029
1,250,000 U.S. Treasury Note, 4.25%	08/15/2014	0.08%	1,269,568
			-----------
TOTAL U.S. GOVERNMENT
SECURITIES			8,294,890
			-----------

TOTAL SECURITY HOLDINGS - 101.11%			71,181,274
			-----------

LIABILITIES, NET OF OTHER ASSETS - (1.11%)			(781,378)
			-----------
TOTAL NET ASSETS
(basis of percentages disclosed above) - 100.00%			$70,399,896
			-----------
			-----------

% OF NET ASSETS
(a) Variable rate security - interest rate subject to periodic change

As of March 31, 2014, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or
Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to
Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities

----------------	------------
Level 1 -
None	$ --
Level 2 -
Commercial Paper	39,790,371
Corporate Notes	8,362,968
U.S. Government Agency Securities	14,733,045
U.S. Government Securities	8,294,890
Level 3 -
None	--
-----------
Total	$71,181,274
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 05/28/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 05/28/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/28/2014